CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

NOTE F- CASH EQUIVALENTS

Cash equivalents of $2,050,590 and $2,235,801 as of March 31, 2012 and 2011, respectively, include money market accounts with interest rates ranging from 0.10% to 0.35% per annum.